Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share
Schedule of basic and diluted loss per share

		Restated	Restated
DKK thousand	2019	2018	2017
Net result for the year	(571,541)	581,278	(274,413)
Net result used in the calculation of basic and diluted earnings/losses per share	(571,541)	581,278	(274,413)
Weighted average number of ordinary shares	33,866,709	30,754,948	27,918,271
Weighted average number of treasury shares	(64,223)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	33,802,486	30,690,725	27,854,048
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	33,802,486	30,696,404	27,854,048
Basic earnings/loss per share (DKK)	(16.91)	18.94	(9.85)
Diluted earnings/loss per share (DKK)	(16.91)	18.94	(9.85)

Schedule of potential ordinary shares are antidilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted loss per share

DKK thousand	2019	2018	2017

Outstanding warrants under the 2010 employee incentive program	42,359	218,359	429,784
Outstanding warrants under the 2015 employee incentive program	1,647,788	1,635,000	1,424,000
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program	19,765	0	0
Total outstanding warrants	1,709,912	1,853,359	1,853,784

- out of which these warrants and PSUs are dilutive	0	72,000	0
- out of which these warrants and PSUs are anti-dilutive	1,709,912	1,781,359	1,853,784